Net finance income (Tables)	6 Months Ended
Jun. 30, 2026
Net finance income [Abstract]
Net Finance Income
	6 months ended 30-Jun-2026	6 months ended 31-Dec-2025
	$'000	$'000

Interest income from external parties	653	309
Net foreign exchange gain	1	19
Finance income	654	328

Bank charges	(21)	(24)
Lease interest	(7)	(8)
Finance costs	(28)	(32)

Net finance income	626	296